Restricted Investments	12 Months Ended
Dec. 31, 2014
Investments Debt And Equity Securities [Abstract]
Restricted Investments

Note 7. Restricted Investments

Various restricted investment accounts fund certain long-term contractual and regulatory asset retirement obligations and collateralize certain regulatory bonds associated with the offshore Southern California oil and gas properties. The components of the restricted investment balance are as follows:

	December 31,	December 31,
	2014	2013
	(In thousands)
BOEM platform abandonment (See Note 13)	$69,954	$66,373
BOEM lease bonds	794	794

SPBPC Collateral:
Contractual pipeline and surface facilities abandonment	2,701	2,306
California State Lands Commission pipeline right-of-way bond	3,005	3,005
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	307	307
Port of Long Beach pipeline license	100	100
Restricted investments	$77,361	$73,385